Advisor Classes
Kinetics Mutual Funds, Inc.
The Internet Fund
The Internet Emerging Growth Fund
The New Paradigm Fund
The Medical Fund
The Energy Fund
The Small Cap Opportunities Fund

                                                                 August 9, 2002
--------------------------------------------------------------------------------

                          Supplement to the Prospectus
                                dated May 1, 2002
                         (as supplemented May 29, 2002)


Please note that effective immediately, Kinetics Asset Management, Inc. will no longer serve as Fund Administrator to each Fund and Portfolio. U.S. Bancorp Fund Services, LLC, formerly Sub-Administrator, will now serve as the primary Administrator for each Fund and Portfolio.



    Please retain this Supplement with your Prospectus for future reference.

                                                                   No Load Class
Kinetics Mutual Funds, Inc.
The Internet Fund
The Internet Emerging Growth Fund
The New Paradigm Fund
The Medical Fund
The Energy Fund
The Small Cap Opportunities Fund

                                                                  August 9, 2002
--------------------------------------------------------------------------------

                          Supplement to the Prospectus
                                dated May 1, 2002
                         (as supplemented May 29, 2002)


Please note that effective immediately, Kinetics Asset Management, Inc. will no longer serve as Fund Administrator to each Fund and Portfolio. U.S. Bancorp Fund Services, LLC, formerly Sub-Administrator, will now serve as the primary Administrator for each Fund and Portfolio.



    Please retain this Supplement with your Prospectus for future reference.

                                                                   No Load Class
Kinetics Mutual Funds, Inc.
The Government Money Market Fund

                                                                  August 9, 2002
--------------------------------------------------------------------------------
                          Supplement to the Prospectus
                                dated May 1, 2002
                         (as supplemented May 29, 2002)


Please note that effective immediately, Kinetics Asset Management, Inc. will no longer serve as Fund Administrator to each Fund and Portfolio. U.S. Bancorp Fund Services, LLC, formerly Sub-Administrator, will now serve as the primary Administrator for each Fund and Portfolio.



    Please retain this Supplement with your Prospectus for future reference.

                                                     No Load and Advisor Classes
Kinetics Mutual Funds, Inc.
The Internet Fund
The Internet Emerging Growth Fund
The New Paradigm Fund
The Medical Fund
The Energy Fund
The Small Cap Opportunities Fund
The Kinetics Government Money Market Fund
                                                                  August 9, 2002
--------------------------------------------------------------------------------

              Supplement to the Statement of Additional Information
                                Dated May 1, 2002



Please note that effective immediately, Kinetics Asset Management, Inc. will no longer serve as Fund Administrator to each Fund and Portfolio. U.S. Bancorp Fund Services, LLC, formerly Sub-Administrator, will now serve as the primary Administrator for each Fund and Portfolio.

Board of Directors/Board of Trustee
------------------------------------

Please note that Steven R. Samson has resigned from the Board of Directors of the Company and the Board of Trustees of the Trust as of July 26, 2002.

Please retain this Supplement with your Statement of Additional Information for future reference.